BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2022
BANK LOANS
Schedule of principal payments on long-term borrowings

Year ending December 31,	RMB	USD
2023	141,800,000	20,559,067
2024	160,000,000	23,197,819
Total	301,800,000	43,756,886